Fair value of financial assets and liabilities - Fair value of financial assets and liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		€ 283		€ 248
Financial assets at fair value through other comprehensive income		368		237
Derivative financial assets		63		111
Financial assets, at fair value		714		596
Cash and cash equivalents	[1]	2,303	[2]	3,226	[2]	€ 1,425	[2]	€ 1,688
Trade and other current receivables		3,787		4,156
Trade and other non-current receivables		224		230
Financial assets at amortised cost		6,296		7,558
Financial assets		7,010		8,154
Contingent Consideration		208		318
Financial Liabilities Carried At FV through P&L		208		318
Derivative financial liabilities		202		163
Financial liabilities, at fair value		410		481
Trade and other current payables		1,872	[3],[4]	2,119
Interest payable		52		52
Debt (Corporate bond and finance lease)		5,765		5,655
Debt (Bank loans, overdrafts etc.)		1,214		1,279
Financial liabilities at amortised cost		8,904		9,104
Financial liabilities		9,314		9,585
Financial assets at amortised cost, category [member]
Fair value of financial assets and liabilities [Line Items]
Cash and cash equivalents		2,303		3,226
Current loans and receivables		2		0
Non-current loans and receivables		47		37
Trade and other current receivables		3,720		4,065
Trade and other non-current receivables		224		230
Trade receivables [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income		68		91
At fair value [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		283		248
Financial assets at fair value through other comprehensive income		368		237
Derivative financial assets		63		111
Financial assets, at fair value		714		596
Contingent Consideration		208		318
Financial Liabilities Carried At FV through P&L		208		318
Derivative financial liabilities		202		163
Financial liabilities, at fair value		410		481
Debt (Corporate bond and finance lease)		6,396		6,431
At fair value [member] | Trade receivables [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income		68		91
Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		245		212
Financial assets at fair value through other comprehensive income		278		198
Financial assets, at fair value		523		411
Contingent Consideration		208		318
Financial Liabilities Carried At FV through P&L		208		318
Financial liabilities, at fair value		208		318
Financial liabilities		208		318		€ 354
Level 3 of fair value hierarchy [member] | Trade receivables [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income		68		91
Level 1 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		4		5
Financial assets at fair value through other comprehensive income		63		12
Financial assets, at fair value		67		17
Debt (Corporate bond and finance lease)		5,177		5,216
Level 2 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		34		30
Financial assets at fair value through other comprehensive income		27		27
Derivative financial assets		63		111
Financial assets, at fair value		124		168
Derivative financial liabilities		202		163
Financial liabilities, at fair value		202		163
Debt (Corporate bond and finance lease)		1,220		1,216
Debt securities [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		233		207
Financial assets measured at fair value through other comprehensive income		27		27
Debt securities [member] | At fair value [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		233		207
Financial assets measured at fair value through other comprehensive income		27		27
Debt securities [member] | Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		233		207
Financial assets measured at fair value through other comprehensive income				0
Debt securities [member] | Level 2 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income		27		27
Other equity securities [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		4		5
Other equity securities [member] | At fair value [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		4		5
Financial assets measured at fair value through other comprehensive income		273		119
Other equity securities [member] | Carrying amount [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income		273		119
Other equity securities [member] | Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income		210		107
Other equity securities [member] | Level 1 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		4		5
Financial assets measured at fair value through other comprehensive income		63		12
Other Financial Assets [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		46		36
Other Financial Assets [member] | At fair value [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		46		36
Other Financial Assets [member] | Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		12		5
Other Financial Assets [member] | Level 2 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		34		30
Current assets [Member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income		0		0
Current assets [Member] | At fair value [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income		€ 0		€ 0

[1]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	Amounts in this table are undiscounted
[4]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement.